Treasury stocks	12 Months Ended
Dec. 31, 2023
Treasury stocks
Treasury stocks
13.	Treasury stocks

2018 Equity Incentive Plan

In April 2018, the Company established a trust to hold 51,624,000 of the Company’s issued ordinary shares. These ordinary shares were contributed by the Co-Founders and employees and held in a trust (the “Trust”) for the benefit of the employees who are under the 2018 Equity Incentive Plan (Note 14).

The ordinary shares issued to the Trust are accounted for as treasury stocks of the Company and presented as such for all periods presented. The Trust does not hold any other assets or liabilities as of December 31, 2022 and 2023, nor earn any income nor incur any expenses for the years ended December 31, 2021, 2022 and 2023.

As of January 1, 2021, 18,096,900 issued ordinary shares are accounted as treasury stocks. In 2021, 5,757,945 restricted share units were transferred from treasury stock to ordinary shares. The Company did not retire any of the repurchased Class A ordinary shares in 2022 and 2023 under the 2018 Incentive Plan (Note 14).

As of December 31, 2022 and 2023, 12,338,955 and 12,338,955 issued ordinary shares are accounted as treasury stocks, respectively.

Amended 2018 Plan

In April 2021, the Board of Directors of the Company amended the 2018 Plan (the “Amended 2018 Plan”) (Note 14). In May and September 2021, the Company issued 94,927,065 Class A ordinary shares and 63,774,885 Class A ordinary shares, which were then reserved under the Amended 2018 Plan. For the year ended December 31, 2021, 95,816,325 restricted share units that have been vested were transferred from treasury stock to ordinary shares under the Amended 2018 Plan. Under the Amended 2018 Plan, the Company withholds the shares issued to the employees to meet the income tax withholding requirement upon the vesting of the Restricted share units. For the year ended December 31, 2021, the Company withheld 33,255,495 Class A ordinary shares for US$23,353 and sold 13,043,895 Class A ordinary shares for US$7,264. For the year ended December 31, 2022, the Company withheld 17,102,175 Class A ordinary shares for US$4,819 and sold 37,313,775 Class A ordinary shares for US$20,908. For the year ended December 31, 2023, the Company withheld 13,904,625 Class A ordinary shares for US$2,420 and sold 13,904,625 Class A ordinary shares for US$2,420. The Company did not retire any of the repurchased Class A ordinary shares. As of December 31, 2023 and 2022, nil and 9,867,045 issued ordinary shares are accounted as treasury stocks. For the year ended December 31, 2023, 9,867,045 restricted share units were transferred from treasury stock to ordinary shares upon vesting under the Amended 2018 Plan.

Share Repurchase Program

As of January 1, 2021, 1,719,946 outstanding ADSs (25,799,190 shares) are accounted as treasury stocks. Effective September 19, 2021, the Board of Directors approved a share repurchase program to repurchase in the open market up to US$20 million worth of its outstanding (i) American Depositary Share (“ADS”) each representing 15 Class A ordinary shares, and or (ii) Class A ordinary shares over the next 12 months starting from September 20, 2021 depending on a number of factors, including, but not limited to, price, trading volume and general market conditions, along with Canaan’s working capital requirements and general business conditions, the relevant rules under United States securities laws and regulations, and the relevant stock exchange rules. During the year ended December 31, 2021, total of 2,312,215 outstanding ADSs (34,683,225 shares) were repurchased but have not been retired with a total consideration of US$16,106, which is shown as treasury stock (Note 2(ab)).

Effective March 16, 2022, the Board of Directors approved a share repurchase program to repurchase in the open market up to US$100 million worth of its outstanding (i) American depositary shares, each representing 15 Class A ordinary shares, and/or (ii) Class A ordinary shares over the next 24 months starting from March 16, 2022 depending on a number of factors, including, but not limited to, price, trading volume and general market conditions, along with Canaan’s working capital requirements and general business conditions, the relevant rules under United States securities laws and regulations, and the relevant stock exchange rules. During the year ended December 31, 2022, total of 10,307,665 outstanding ADSs (154,614,975 shares) were repurchased but have not been retired with a total consideration of US$37,379, which is shown as treasury stock (Note 2(ab)). During the year ended December 31, 2023, no outstanding ADSs were repurchased. For the year ended December 31, 2023, 41,164,350 restricted share units were transferred from treasury stock to ordinary shares upon vesting.

As of December 31, 2023, a total of 173,933,040 repurchased ordinary shares are accounted as treasury stocks.